Property, Plant and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment
Property, Plant and Equipment

6.     Property, Plant and Equipment

Property, plant and equipment, including equipment under capital lease obligations and capitalized software development costs, consists of the following:

	As of
(in thousands)	September 30, 2021	December 31, 2020
Computers and peripheral equipment	$16,738	$14,577
Office furniture and equipment	1,104	1,124
Leasehold improvements	9,315	9,267
Capitalized software development costs	13,236	8,382
Less accumulated depreciation and amortization	(23,700)	(15,243)
Total property, plant and equipment, net	$16,693	$18,107

For the three months ended September 30, 2021 and 2020, total depreciation expense was $2.9 million and $1.6 million, respectively. For the nine months ended September 30, 2021 and 2020, total depreciation expense was $8.5 million and $4.7 million, respectively.

Property and equipment financed through capital lease obligations, consisting of computer equipment, totaled $12.3 million and $10.7 million on September 30, 2021 and December 31, 2020, respectively. As of September 30, 2021 and December 31, 2020, accumulated depreciation related to property and equipment financed through capital leases totaled $9.4 million and $7.6 million, respectively. Refer to Note 13, Commitments and Contingencies.

6. Property, Plant and Equipment, net

Property, plant and equipment, net, including equipment under capital lease obligations and capitalized software development costs, consists of the following:

	As of
	December 31,	December 31,
(in thousands)	2020	2019
Computers and peripheral equipment	$14,577	$12,666
Office furniture and equipment	1,124	387
Leasehold improvements	9,267	5,736
Capitalized software development costs	8,382	3,144
Less accumulated depreciation and amortization	(15,243)	(8,495)
Total property, plant and equipment, net	$18,107	$13,438

For the years ended December 31, 2020, 2019, and 2018 total depreciation expense was $6.7 million, $4.7 million and $3.0 million, respectively.

Property and equipment financed through capital lease obligations, consisting of computer equipment, totaled $10.7 million and $9.0 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, accumulated depreciation related to property and equipment financed through capital leases totaled $7.6 million and $5.2 million, respectively, refer to Footnote 14, Commitments and Contingencies.